Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Contingencies
Schedule of legal and administrative proceedings

	As of December 31,
	2025	2024
Legal and administrative proceedings:
Civil	217,015	217,845
Labor	71,755	82,511
Tax	21,573	1,567
Total	310,343	301,923

Schedule of possible losses

	As of December 31,
	2025	2024
Possible losses:
Civil	50,000	-
Labor	23,455	22,569
Tax	40,176	38,773
Total	113,631	61,342

Schedule of judicial deposits

	As of December 31,
	2025	2024
Labor	37,500	37,091
Civil	74,960	30,952
Tax	14,184	13,034
Total	126,644	81,077